Loans Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE
14.	LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2019 and 2020 amounted to RMB2,618,170 and RMB2,965,957 (US$454,553), respectively, which consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2019 and 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB548,474 (US$84,057), respectively, or collateralized by restricted cash balances totaling US$138,572 and US$3,550 (equivalent to RMB23,164), respectively, or collateralized by other receivables totaling nil and US$5,414 (equivalent to RMB35,326), respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2019 and 2020 was 4.05% and 4.30%, respectively. As of December 31, 2019 and 2020, the aggregate amounts of unused lines of credit for short-term loans were RMB1,620,520 and RMB830,054 (US$127,211), respectively.

Structured payable arrangements

In 2020, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. The Group was legally obligated to pay the banks or other financial institutions in the amount totaling RMB395,943 (US$60,681), maturing within one year.

As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2020, the outstanding borrowings from the factoring arrangements were RMB390,317 (US$59,819), which is repayable within one year and are included in “Short-term loans” in the consolidated balance sheets.

Long-term Loans

In 2017, the Group borrowed a secured RMB denominated loan of RMB299,000 with an interest rate of 4.47% for a three-year term from the Bank of China for its general working capital purposes. Pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. As of December 31, 2018, 2019 and 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB548,474 (US$84,057), respectively. Principal repayments were made on the loan when they became due and amounted to RMB10,000, RMB10,000 and RMB274,000 (US$41,992) for the years ended December 31, 2018, 2019 and 2020, respectively. The loan was fully repaid as of December 31, 2020.

In 2019, the Group entered into a two-year loan agreement with JPMorgan Chase Bank, N.A., pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB800,000 for its general working capital purposes. In 2019, the Group drew down RMB447,949 with an interest rate of 3.55%. Pursuant to the agreement, the principal shall be repaid in installments from 2019 to 2021. As of December 31, 2019 and 2020, the repayment of the loan is collateralized by two-year maturity held-to-maturity debt securities with a stated cost of US$71,000 and US$71,000 (equivalent to RMB463,275), respectively (Note 4). Principal repayments were made on the loan when they became due and amounted to RMB2,954 and RMB34,213 (US$5,243) for the years ended December 31, 2019 and 2020, respectively. The amount repayable within the next twelve months are classified as “Long-term loans, current portion” in the consolidated balance sheets.

Borrowings from third-party investors

Asset-backed debt securities

In December 2018, the Group entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance certain payables due to its suppliers. In the reverse factoring arrangement, the Group’s suppliers sold certain 2018 receivables due from the Group (the “2018 factored receivables”) amounting to RMB525,279 to the financial institutions at a discount. The 2018 factored receivables were recorded as accounts payables in the Group’s consolidated balance sheets. The 2018 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.0%-5.5% for gross proceeds of RMB446,000. Concurrently, the Group also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the asset-back debt securities with maturities in December 2019 and December 2020. Under such arrangement, the payable obligation between the Group and the suppliers was considered settled and the Group was legally obligated to pay the financial institutions thereafter. As the 2018 factored receivables were sold to the financial institutions and used to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of 2018 asset-backed debt securities. The borrowings have an effective interest rate of 7.00%.

In November 2019, the Group entered into a similar reverse factoring arrangement whereby the Group's suppliers sold certain 2019 receivables due from the Group (the "2019 factored receivables") amounting to RMB587,000 to the financial institutions at a discount. The 2019 factored receivables were recorded as accounts payables in the Group’s consolidated balance sheets. The 2019 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.1% for gross proceeds of RMB500,000. Concurrently, the Group also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the 2019 asset-back debt securities which mature in November 2021. The borrowings have an effective interest rate of 5.97%.

The proceeds raised from issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of the Group’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.

Accounting for asset-backed debt securities

The securitization vehicle was designed by the Group with the sole purpose to acquire receivable balances from the Group’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns sold to third-party investors. The Group has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, the Group considers itself the primary beneficiary and consolidates the securitization vehicle given the Group has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.

As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” on the consolidated statements of cash flows.

As of December 31, 2019 and 2020, the outstanding borrowings from asset-backed debt securities were RMB898,097 and RMB498,252 (US$76,360). RMB74,992 and RMB371,058 (US$56,867) of 2018 asset-backed debt securities was repaid when it became due in December 2019 and December 2020. RMB29,921 (US$4,586) of 2019 asset-backed debt securities was repaid when it became due in October 2020. RMB498,252 (US$76,360) of asset-backed debt securities will mature in one year and are included in “Long-term loans, current portion” in the consolidated balance sheets.

As of December 31, 2020, aggregate loan principal payments on long-term loans and borrowings from third party investors are due according to the following schedule:

	As of December 31, 2020
	RMB	US$
within 1 year	910,882	139,599
between 1-2 year	-	-
Thereafter	-	-
	910,882	139,599